Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	Avenue Mutual Funds Trust
Central Index Key	0001544657
Amendment Flag	false
Document Creation Date	Feb. 27, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Feb. 28, 2018
Avenue Credit Strategies Fund | Investor Class
Prospectus:
Trading Symbol	ACSAX
Avenue Credit Strategies Fund | Institutional Class
Prospectus:
Trading Symbol	ACSBX